Business combination (Acquisition details) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2014	Nov. 30, 2012
Liabilities acquired
Bargain purchase gain on acquisition of Flagstone	$ 0	$ 0	$ 49,702
Goodwill	195,897	20,393	20,393
Western World Insurance Group, Inc
Total allocable purchase price
Total allocable purchase price				692,305
Tangible assets acquired
Cash and cash equivalents				48,760
Investments				1,126,185
Receivables				37,848
Other assets				19,418
Tangible assets acquired				1,232,211
Intangible assets acquired
Intangible assets acquired				25,055
Liabilities acquired
Net loss reserves and paid losses recoverable				523,315
Unearned premiums, net of expenses				135,686
Other liabilities				81,464
Liabilities acquired				740,465
Goodwill				175,504
Flagstone Reinsurance Holdings Sa
Total allocable purchase price
Flagstone shares outstanding at November 30, 2012					73,852,137
Exchange ratio					0.1935
Validus common shares issued, gross of taxes withheld					14,290,389
Validus closing share price at acquisition					$ 34.87
Total value of Validus shares issued					498,306
Total cash consideration paid at $2.00 per Flagstone share					147,731
Total allocable purchase price					646,037
Tangible assets acquired
Cash and cash equivalents					159,339
Investments					1,323,002
Receivables					171,620	[1]
Other assets					129,245
Tangible assets acquired					1,783,206
Liabilities acquired
Net loss reserves and paid losses recoverable					639,641
Unearned premiums, net of expenses					104,592
Debentures payable					250,657
Other liabilities					98,574
Liabilities acquired					1,093,464
Net tangible assets acquired, at fair value					689,742
Bargain purchase gain before establishment of intangible assets					43,705
Intangible asset - customer relationships and brand name					5,997
Bargain purchase gain on acquisition of Flagstone			49,702		49,702
State licenses | Western World Insurance Group, Inc
Intangible assets acquired
Intangible asset - indefinite-lived				12,325
Brand names | Western World Insurance Group, Inc
Intangible assets acquired
Intangible asset - finite-lived				5,756
Brand names | Flagstone Reinsurance Holdings Sa
Liabilities acquired
Intangible asset - customer relationships and brand name					3,402
Distribution network | Western World Insurance Group, Inc
Intangible assets acquired
Intangible asset - finite-lived				4,651
Technology | Western World Insurance Group, Inc
Intangible assets acquired
Intangible asset - finite-lived				$ 2,323

[1]	Premiums receivable of $171,620 were net of an allowance for doubtful accounts of $2,216.